Derivative warrant liability (Details) - $ / shares			12 Months Ended
	Jun. 29, 2021	Jun. 29, 2020	Sep. 30, 2021
Derivative warrant liability.
Number of units issued		27,678,826
Number of common share per unit		1
Number of warrants per unit		0.5
Number of warrants		13,839,413
Number of common share exercisable by each warrant		1
Term of warrants		12 months
Exercise price of warrants		$ 6.40
Number of warrants exercised			13,559,300
Number of common shares equivalent to warrants exercised			3,389,825
Number of warrants expired	280,113
Number of common shares equivalent to warrants expired	70,028